ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2022	2023

Government authorities	$5,682	$8,464
Accrued expenses	12,236	12,879
Unrecognized tax benefits	2,805	5,960
Lease liabilities, current	7,857	8,240
Hedging transaction liabilities	5,004	1,019

	$33,584	$36,562